SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Core Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 99.5%
	Banks — 7.8%
	Banks — 5.8%
	Pinnacle Financial Partners, Inc.	201,283	$ 19,222,526
	Signature Bank	82,963	26,836,042
	Thrifts & Mortgage Finance — 2.0%
	Walker & Dunlop, Inc.	105,639	15,938,812
			61,997,380
	Capital Goods — 10.6%
	Aerospace & Defense — 2.1%
	Spirit AeroSystems Holdings, Inc. Class A	378,910	16,327,232
	Building Products — 3.3%
[a]	Builders FirstSource, Inc.	304,594	26,106,752
	Machinery — 5.2%
[a]	Chart Industries, Inc.	80,800	12,886,792
[a]	Gates Industrial Corp. plc	993,658	15,809,098
	ITT, Inc.	122,278	12,495,589
			83,625,463
	Commercial & Professional Services — 7.4%
	Commercial Services & Supplies — 5.8%
[a]	Casella Waste Systems, Inc. Class A	247,732	21,161,267
[a]	Clean Harbors, Inc.	138,250	13,793,203
[a]	IAA, Inc.	217,368	11,003,168
	Professional Services — 1.6%
	Booz Allen Hamilton Holding Corp. Class A	145,263	12,316,850
			58,274,488
	Consumer Durables & Apparel — 1.4%
	Household Durables — 1.4%
[a]	Sonos, Inc.	382,096	11,386,461
			11,386,461
	Consumer Services — 2.6%
	Diversified Consumer Services — 1.1%
[a]	Bright Horizons Family Solutions, Inc.	67,304	8,472,228
	Hotels, Restaurants & Leisure — 1.5%
[a]	Norwegian Cruise Line Holdings Ltd.	568,815	11,797,223
			20,269,451
	Diversified Financials — 5.1%
	Capital Markets — 2.6%
	LPL Financial Holdings, Inc.	129,367	20,710,363
	Consumer Finance — 2.5%
	OneMain Holdings, Inc.	389,262	19,478,671
			40,189,034
	Energy — 5.1%
	Oil, Gas & Consumable Fuels — 5.1%
	Chesapeake Energy Corp.	323,530	20,874,155
	Diamondback Energy, Inc.	179,754	19,386,469
			40,260,624
	Food, Beverage & Tobacco — 3.0%
	Food Products — 3.0%
	Lamb Weston Holdings, Inc.	190,374	12,065,904
[a]	SunOpta, Inc.	1,686,310	11,719,855
			23,785,759
	Health Care Equipment & Services — 7.7%
	Health Care Equipment & Supplies — 5.0%
[a]	Envista Holdings Corp.	341,094	15,369,695

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
[a]	Haemonetics Corp.	211,647	$ 11,225,757
[a]	Heska Corp.	68,628	12,523,924
	Health Care Providers & Services — 2.7%
[a]	Amedisys, Inc.	43,332	7,014,584
[a]	PetIQ, Inc. Class A	643,614	14,616,474
			60,750,434
	Materials — 10.1%
	Chemicals — 5.8%
	Element Solutions, Inc.	665,750	16,164,410
[a]	Livent Corp.	340,442	8,299,976
	Sensient Technologies Corp.	211,370	21,149,682
	Containers & Packaging — 2.3%
	Crown Holdings, Inc.	161,556	17,871,325
	Metals & Mining — 2.0%
	Hudbay Minerals, Inc.	2,231,907	16,181,326
			79,666,719
	Media & Entertainment — 3.0%
	Entertainment — 1.5%
[a]	Zynga, Inc. Class A	1,815,229	11,617,466
	Media — 1.5%
[a]	WideOpenWest, Inc.	548,250	11,798,340
			23,415,806
	Pharmaceuticals, Biotechnology & Life Sciences — 3.6%
	Life Sciences Tools & Services — 3.6%
[a]	Avantor, Inc.	675,826	28,479,308
			28,479,308
	Real Estate — 4.4%
	Equity Real Estate Investment Trusts — 1.6%
	Kite Realty Group Trust	580,236	12,637,540
	Real Estate Management & Development — 2.8%
[a]	Jones Lang LaSalle, Inc.	83,323	22,442,217
			35,079,757
	Retailing — 2.8%
	Specialty Retail — 2.8%
[a]	Floor & Decor Holdings, Inc. Class A	73,489	9,554,305
[a]	Leslie’s, Inc.	550,000	13,013,000
			22,567,305
	Semiconductors & Semiconductor Equipment — 4.1%
	Semiconductors & Semiconductor Equipment — 4.1%
	Azenta, Inc.	157,314	16,220,646
[a]	FormFactor, Inc.	87,801	4,014,262
[a]	MaxLinear, Inc.	158,062	11,916,294
			32,151,202
	Software & Services — 10.3%
	Information Technology Services — 2.5%
[a,b]	Nuvei Corp.	141,751	9,188,966
[a]	Repay Holdings Corp. Class A	571,452	10,440,428
	Software — 7.8%
[a]	Agilysys, Inc.	183,304	8,149,696
[a]	Aspen Technology, Inc.	111,868	17,026,310
[a]	Black Knight, Inc.	194,446	16,117,629
[a]	Elastic NV	94,701	11,656,746
[a]	Varonis Systems, Inc. Class B	177,098	8,638,840
			81,218,615
	Technology Hardware & Equipment — 4.2%
	Electronic Equipment, Instruments & Components — 4.2%
[a]	Flex Ltd.	615,921	11,289,832

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
[a]	PAR Technology Corp.	126,570	$ 6,679,099
[a]	Teledyne Technologies, Inc.	34,532	15,086,685
			33,055,616
	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.9%
[a]	Radius Global Infrastructure, Inc. Class A	922,033	14,844,731
			14,844,731
	Transportation — 1.8%
	Road & Rail — 1.8%
[a]	XPO Logistics, Inc.	188,526	14,597,568
			14,597,568
	Utilities — 2.6%
	Independent Power and Renewable Electricity Producers — 2.6%
	AES Corp.	862,455	20,957,656
			20,957,656
	Total Common Stock (Cost $688,739,302)		786,573,377
	Short-Term Investments — 0.2%
[c]	Thornburg Capital Management Fund	134,368	1,343,680
	Total Short-Term Investments (Cost $1,343,680)		1,343,680
	Total Investments — 99.7% (Cost $690,082,982)		$787,917,057
	Other Assets Less Liabilities — 0.3%		2,456,386
	Net Assets — 100.0%		$790,373,443

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021, the aggregate value of these securities in the Fund’s portfolio was $9,188,966, representing 1.16% of the Fund’s net assets.
c	Investment in Affiliates.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Core Fund	December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Small/Mid Cap Core Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	December 31, 2021 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/21	Dividend Income
Thornburg Capital Management Fund	$2,280,880	$45,631,413	$(46,568,613)	$-	$-	$1,343,680	$1,284